RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

18. RELATED PARTY BALANCES AND TRANSACTIONS

Nature of relationships with related parties:

		For the years ended December 31,
Related parties	Relationship	2022	2023	2024	2024
		SGD’000	SGD’000	SGD’000	USD’000
Amount due to:
Ms. Hong Bee Yin	Controlling shareholder	741	-	-	-

Non-trade advance from controlling shareholder is unsecured, interest free and repayment on demand. As of December 31, 2023 and 2024, the amount of outstanding loan owed to Ms. Hong Bee Yin is Nil.

Related party transactions:

		For the years ended December 31,
Transaction nature	Name	2022	2023	2024	2024
		SGD’000	SGD’000	SGD’000	USD’000
Net proceeds from/(repayment) to controlling shareholder	Ms. Hong Bee Yin	(714)	-	-	-
Shares issued as stock-based compensation to controlling shareholder	Ms. Hong Bee Yin	-	-	466	341
Dividend paid to controlling shareholder	Ms. Hong Bee Yin	-	-	425	311

Other than the above-mentioned disclosure, there were no other significant related party transactions conducted during the years ended December 31, 2022, 2023 and 2024.